Consolidated statements of cash flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Cash flows from operating activities
Profit before taxes	R$ 1,474,652	R$ 555,987	R$ 668,484
Adjustments for:
Depreciation and amortization	1,938,393	1,735,332	1,178,124
Lease and concession	193,252	193,637	124,376
Interest in earnings of associates	(17,162)	4,440	(7,978)
Interest in earnings of joint ventures	(985,090)	(1,570,132)	(695,165)
Losses on disposals of assets	43,068	24,006	22,424
Share-based payments	52,016	11,621	12,661
Legal proceedings provision	172,351	97,435	58,956
Indexation charges, interest and exchange, net	2,861,772	3,188,277	2,405,117
Provisions for employee benefits	166,298	150,334	128,927
Allowance for doubtful accounts	31,838	27,226	17,328
Deferred revenue	(16,032)	(16,212)
Sales of credit rights	(1,039,966)
Other	(20,416)	(292,360)	(316,727)
Adjustments to reconcile profit (loss)	4,854,974	4,109,591	3,596,527
Changes in:
Trade receivables	(252,079)	(8,427)	64,600
Inventories	(40,224)	6,690	(200,034)
Recoverable taxes	(227,248)	247,628	(154,271)
Related parties	(1,215)	13,066	85,265
Trade payables	174,248	(138,690)	284,996
Other financial liabilities	90,966	(55,000)	63,152
Employee benefits	(121,540)	(127,487)	(68,938)
Provision for legal proceedings	(79,206)	(56,145)	(36,394)
Judicial deposits	(32,224)	(29,614)	(14,683)
Post-employment benefits	(30,617)	(30,262)	(29,312)
Income tax and other tax	(110,944)	(143,659)	(59,397)
Discontinued operation		70,087	22,844
Concessions payable	(111,922)	(107,729)	(68,212)
Other assets and liabilities, net	(24,868)	(114,661)	(135,581)
Changes in assets and liabilities	(766,873)	(474,203)	(245,965)
Net cash generated by operating activities	4,088,101	3,635,388	3,350,562
Cash flows from investing activities
Capital contribution in associates	(15,320)	(22,802)	(54,640)
Non-controlling interest acquisition		(54,122)
Marketable securities	(2,331,232)	(626,279)	208,775
Restricted cash	(24,635)	59,162	(26,565)
Dividends received from associates	13,929	12,229	6,303
Dividends received from joint ventures	1,346,460	1,230,367	671,351
Discontinued operation		(13,934)	(27,839)
Put option exercised paid		(186,052)
Acquisition of subsidiary, net of cash acquired	(116,514)		103,044
Acquisition of property, plant and equipment, intangible assets and investments	(2,457,458)	(2,190,505)	(2,010,271)
Net cash from sale of discontinued operations	(689)	1,053,768	118,362
Related parties		11,338
Cash received on sale of fixed assets, and intangible assets	8,097	(189)	8,412
Net cash used in investing activities	(3,577,362)	(727,019)	(1,003,068)
Cash flows from financing activities
Loans and borrowings and debentures raised	6,248,712	7,527,792	5,201,072
Amortization of principal on loans, borrowings and debentures	(3,839,633)	(7,203,109)	(3,901,237)
Payment of interest on loans, borrowings and debentures	(1,602,034)	(1,449,181)	(1,195,814)
Derivative financial instruments	(274,701)	(373,608)	581,753
Amortization of principal on financing leases	(348,114)	(413,267)	(289,606)
Payment of interest on financing leases	(283,430)	(330,452)	(166,760)
Real estate credit certificates	(129,503)	(128,932)	(99,381)
Proceeds from issuing shares	2,030,212	1,979,174
Related parties			(3,806)
Non-controlling interest subscription	20,375	28,764
Discontinued operation		(53,272)
Dividends paid	(1,089,840)	(1,440,544)	(656,669)
Acquisition of non-controlling interest	(554,045)
Payments to redeem entity's shares	(780,931)		(12,186)
Share options exercised-subsidiaries	37,184	37,327
Net cash used in financing activities	(565,748)	(1,819,308)	(542,634)
(Decrease) increase in cash and cash equivalents	(55,009)	1,089,061	1,804,860
Cash and cash equivalents at beginning of the year	4,499,588	3,505,824	1,649,340
Effect of exchange rate fluctuations on cash held	110,598	(95,297)	51,624
Cash and cash equivalents at end of the year	4,555,177	4,499,588	3,505,824
Supplemental cash flow information
Income taxes paid	R$ 90,099	R$ 83,376	R$ 102,326